Summary of Significant Accounting Policies and Nature of Business - Schedule of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2015
Chemical Manufacturing Plants [Member]
Property, plant and equipment
Estimated useful lives of assets	25 years
Minimum [Member] | Buildings [Member]
Property, plant and equipment
Estimated useful lives of assets	27 years
Minimum [Member] | Land and Land Improvements [Member]
Property, plant and equipment
Estimated useful lives of assets	15 years
Minimum [Member] | Machinery and Equipment [Member]
Property, plant and equipment
Estimated useful lives of assets	2 years
Minimum [Member] | Dies and Moulds [Member]
Property, plant and equipment
Estimated useful lives of assets	3 years
Minimum [Member] | Office Furniture and Equipment [Member]
Property, plant and equipment
Estimated useful lives of assets	2 years
Minimum [Member] | Computer Equipment and Software [Member]
Property, plant and equipment
Estimated useful lives of assets	3 years
Maximum [Member] | Buildings [Member]
Property, plant and equipment
Estimated useful lives of assets	39 years
Maximum [Member] | Land and Land Improvements [Member]
Property, plant and equipment
Estimated useful lives of assets	25 years
Maximum [Member] | Machinery and Equipment [Member]
Property, plant and equipment
Estimated useful lives of assets	25 years
Maximum [Member] | Dies and Moulds [Member]
Property, plant and equipment
Estimated useful lives of assets	10 years
Maximum [Member] | Office Furniture and Equipment [Member]
Property, plant and equipment
Estimated useful lives of assets	10 years
Maximum [Member] | Computer Equipment and Software [Member]
Property, plant and equipment
Estimated useful lives of assets	10 years